Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 35,460	$ 21,200
Restricted cash	2,653	2,717
Short-term investments	20,985	26,544
Accounts receivable, net	74,593	85,619	$ 85,637
Prepaid expenses and other current asset	43,601	9,270	5,740
Total current assets	177,292	145,350
Non-current assets
Long-term investment	276	290
Software and equipment, net	15,040	18,491	10,739
Deferred tax assets, net	12,630	13,070
Other non-current assets	17,267	14,423	24,385
Right-of-use assets	1,514	344
Non-current assets of discontinued operations			5,000
Total non-current assets	46,727	46,618
TOTAL ASSETS	224,019	191,968
Current liabilities
Short-term loans	85,199	74,653
Accounts payable	30,326	24,200
Deferred revenue	3,870	3,569	1,901
Contract liabilities	3,870	3,569
Tax Payable	1,749	2,042
Accrued expenses and other current liabilities	4,037	4,849
Current liabilities of discontinued operations			27,334
Lease liabilities	624	315
Total current liabilities	125,973	155,192
Non-current liabilities of discontinued operations			52,659
Non-current liabilities
Lease liabilities	796
Warrant liabilities	32
Total non-current liabilities	44,158
Total liabilities	170,131	155,192
Shareholders’ equity
Additional paid in capital	114,084	95,764
Accumulated deficit	(103,200)	(99,580)
Accumulated other comprehensive loss	(1,643)	(1,476)
Total shareholders’ (deficit) equity	9,250	(5,284)
Non-controlling interests	44,638	42,060
Total equity	53,888	36,776	26,463
TOTAL LIABILITIES AND EQUITY	224,019	191,968
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	4	3
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	5	5
Previously Reported
Current assets
Cash		21,200	34,517
Restricted cash		2,717	2,830
Short-term investments		26,544	29,147
Accounts receivable, net		85,619	85,637
Prepaid expenses and other current asset		9,270	5,740
Current assets of discontinued operations			3,875
Total current assets		145,350	161,746
Non-current assets
Long-term investment		290	314
Software and equipment, net		18,491	10,739
Deferred tax assets, net		13,070	12,086
Other non-current assets		14,423	24,385
Right-of-use assets		344
Non-current assets of discontinued operations			5,000
Total non-current assets		46,618	52,524
TOTAL ASSETS		191,968	214,270
Current liabilities
Short-term loans		74,653	69,030
Accounts payable		24,200	31,491
Deferred revenue		3,569	1,901
Tax Payable		2,042	2,505
Accrued expenses and other current liabilities		4,849	2,887
Operating lease liability-current		315
Current liabilities of discontinued operations			27,334
Total current liabilities		155,192	135,148
Non-current liabilities of discontinued operations			52,659
Non-current liabilities
Total liabilities		155,192	187,807
Shareholders’ equity
Ordinary shares		11	11
Convertible Preferred shares (par value US$0.00005; 45,614,646 Series A preferred shares, 27,053,437 limited Series A preferred shares and 121,000,531 Series B preferred shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively)		10	10
Additional paid in capital		95,751	75,091
Accumulated deficit		(99,580)	(92,911)
Accumulated other comprehensive loss		(1,476)	(3,637)
Total shareholders’ (deficit) equity		(5,284)	(21,436)
Non-controlling interests		42,060	47,899
Total equity		36,776	26,463
TOTAL LIABILITIES AND EQUITY		191,968	214,270
Related Party
Current liabilities
Amount due to related parties	168	45,564
Non-current liabilities
Amount due to a related party	$ 43,330
Related Party | Previously Reported
Current liabilities
Amount due to related parties		$ 45,564